Research and development expenses	12 Months Ended
Dec. 31, 2021
Research and development expenses
Research and development expenses

15.            Research and development expenses

	December 31,	December 31,	December 31,
	2021	2020	2019
Labor	$13,901,236	$5,471,136	$4,403,038
Materials	2,367,340	2,383,730	3,253,593
Government grants	—	—	(476,985)
Share-based compensation expense	821,706	811,381	254,438
	$17,090,282	$8,666,247	$7,434,084